Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-Current Liabilities [Abstract]
Loan from bank
Warrants	38	78
Liability in respect of research and development grants	5,524	5,367
Deferred revenues and other liabilities	1,772	1,690
Lease liabilities	243	663
Total non-current liabilities	$ 7,577	$ 7,798